UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8255

Exact name of registrant
as specified in charter:	The World Funds, Inc.

Address of principal
executive offices:	8730 Stony Point Parkway
Suite 205
Richmond, VA 23235

Name and address
of agent for service:	Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO. 80202

Registrant’s telephone number,
including area code:	(800) 527-9525

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item #1. Reports to Stockholders.

Semi-Annual Report to Shareholders

TOREADOR INTERNATIONAL FUND

A series of
The World Funds, Inc.
A “Series” Investment Company

For the Six Months Ended
February 28, 2013
(Unaudited)

1

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling l-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of February 28, 2013 and are subject to change at any time.

TOREADOR INTERNATIONAL FUND
PORTFOLIO HOLDINGS, BY INDUSTRY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF FEBRUARY 28, 2013 (UNAUDITED)

Percentage of Net Assets
12%
8%
4%
0%
Advertising Services
Aerospace/Defense
Agricultural Operations
Airlines
Beverages - Wine/Spirits
Brewery
Building Production - Doors & Windows
Building - Heavy Construction
Building - Maint & Service
Casino Hotels
Cellular Telecom
Chemicals - Diversified
Commercial Banks Non US
Cosmetics & Toiletires
Diversified Banking
Diversified Operations
Electric Products - Miscellaneous
Electronic Components - Semi-Conductors
Food - Dairy Products
Food - Miscellaneous
Gambling
Gas Distribution
Gold Mining
International Equity
Life/Health Insurance
Lottery Services
Medical - Biomedical
Medical - Drugs
Metal - Copper
Mortgage Banks
Multi-Line Insurance
MultiMedia
Oil Exploration and Production
Oil Companies - Integrated
Oil Field Services
Other
Paper & Related Products
Petro-Chemicals
Property/Casulty Insurance
Publishing - Periodicals
Reinsurance
REITS
Rubber - Tires
Semi-Conductor Components
Soap & Cleaning
Steel Producers
Telecom Services
Telephone - Integrated
Television
Tobacco
Transactional Software
Transport - Rail
Industry Sector

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2013
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	97.26%

	AUSTRALIA	6.02%
27,729	BLUESCOPE STEEL LTD*		$129,220
1,781	CSL LTD		109,446
21,915	GOODMAN GROUP		104,371
7,720	GRAINCORP LTD-A		97,096
20,151	INSURANCE AUSTRALIA GROUP		117,434

			557,567

	AUSTRIA	1.28%
2,721	OMV AG		118,641

	BELGIUM	1.22%
3,304	AGEAS		112,713

	BERMUDA	3.36%
16,282	CHEUNG KONG INFRASTRUCTU		106,551
1,580	JARDINE MATHESON HLDGS LTD		100,046
2,722	JARDINE STRATEGIC HOLDINGS		104,525

			311,122

	CANADA	7.15%
6,495	AIMIA INC COM		99,462
2,115	ASTRAL MEDIA INC CL A		98,851
1,633	HOME CAPITAL GROUP INC		91,042
10,846	KINROSS GOLD CORP		82,647
7,027	MANULIFE FINANCIAL CORP		104,140
1,966	SAPUTO INC		97,564
2,938	SUNCOR ENERGY INC NEW		88,875

			662,581

	DENMARK	1.14%
458	TOPDANMARK A/S *		105,624

	FINLAND	1.02%
13,955	STORA ENSO OYJ-R SHS		93,989

	FRANCE	5.58%
5,531	AXA -SPONS ADR		95,576
11,933	CREDIT AGRICOLE SA *		112,363
2,333	LEGRAND SA		107,444
3,642	L’OREAL-UNSPONSORED ADR		108,896
1,030	MICHELIN (CGDE)		92,191

			516,470

	GERMANY	5.74%
5,118	DEUTSCHE LUFTHANSA-REG		103,412
1,202	HENKEL AG & CO KGAA		106,124
5,537	MUENCHENER RUECK-UNSPON ADR		99,721
3,474	PROSIEBEN SAT.1 MEDIA AG		119,943
3,458	TALANX AG *		101,889

			531,089

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2013
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	GREECE	1.22%
28,249	HELLENIC TELECOM ORGANIZATN SA SPONSORED ADR*		$112,714

	GREAT BRITAIN	15.21%
44,718	AFREN PLC *		96,566
4,840	ANTOFAGASTA PLC		80,336
4,022	ASSOCIATED BRITISH FOODS		113,117
6,303	BABCOCK INTL GROUP PLC		102,705
4,417	BAE SYSTEMS PLC -SPON ADR		95,937
18,558	CENTRICA PLC		99,230
34,554	DATA ART (1)*		310,986
861	DIAGEO PLC-SPONSORED ADR		103,070
57,347	ITV PLC		108,162
2,399	REED ELSEVIER PLC-SPONS ADR		103,253
18,169	WILLIAM HILL PLC		111,663
3,760	PETROFAC LTD		83,023

			1,408,048

	HONG KONG	3.07%
1,709	CHINA MOBILE LTD-SPON ADR		93,653
445	CNOOC LTD-ADR		86,757
41,802	SJM HOLDINGS LTD		104,032

			284,442

	IRELAND	1.17%
2,800	RYANAIR HOLDINGS PLC-SP ADR		108,248

	ITALY	1.97%
16,839	FINMECCANICA SPA *		82,935
4,308	LOTTOMATICA GROUP SPA		99,609

			182,544

	JAPAN	15.13%
13,000	ASAHI GLASS CO LTD		88,646
1,241	CENTRAL JAPAN RAILWAY CO		121,024
8,300	DAINIPPON SUMITOMO PHARM		120,291
3,500	JAPAN TOBACCO INC		110,807
5,400	JFE HOLDINGS INC		116,136
20,000	MITSUBISHI CHEMICAL HOLD		94,166
38,000	MITSUI CHEMICALS INC		90,486
26,810	MIZUHO FINANCIAL GROUP-ADR		117,696
22,100	RESONA HOLDINGS INC		101,662
6,100	SHIONOGI & CO LTD		124,720
2,700	SOFTBANK CORP		100,384
13,495	SUMITOMO MITSUI-SPONS ADR		107,960
22,000	TOKYO GAS CO LTD		106,678

			1,400,656

	LUXEMBOURG	0.91%
5,647	ARCELORMITTAL-NY REGISTERED		84,592

	NETHERLANDS	4.74%
1,793	HEINEKEN HOLDING NV		112,555
1,689	LYONDELLBASELL INDU-CL A		99,009
3,668	NXP SEMICONDUCTORS NV*		118,549
13,717	STMICROELECTRONICS NV-NY SHS		109,050

			439,163

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2013
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	NEW ZEALAND	1.19%
11,074	TELECOM NEW ZEALAND-SP ADR		$110,208

	NORWAY	1.19%
2,903	TGS NOPEC GEOPHYSICAL CO		110,090

	SPAIN	2.18%
4,015	AMADEUS IT HOLDING SA-A		102,916
14,025	GESTEVISION TELECINCO SA		98,863

			201,779

	SWEDEN	2.55%
10,162	NORDEA BANK AB		117,884
11,300	SKANDINAVISKA ENSKILDA B		117,951

			235,835

	SWITZERLAND	4.57%
1,117	BALOISE HOLDING AG		100,599
1,549	NOVARTIS AG-ADR		105,022
1,925	ROCHE HOLDINGS LTD-SPONS ADR		110,437
1,349	SWISS RE LTD-SPN ADR		107,569

			423,627

	UNITED STATES	9.65%
19,348	VANGUARD FTSE ALL-WORLD EX-U		894,071

	TOTAL COMMON STOCKS	97.26%
	(Cost: $8,746,349)		9,005,813

	PREFERRED STOCK	2.90%

	GREAT BRITAIN	2.90%
18,728	DATA ART (1)*		269,009

	TOTAL PREFERRED STOCKS
	(Cost: $198,552)		269,009

	TOTAL INVESTMENTS:
	(Cost: $8,944,901)	100.16%	9,274,822
	Liabilities in excess of other assets	-0.16%	(14,843)

	NET ASSETS	100.00%	$9,259,979

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund’s related balance sheet.)

(1) - Restricted security. The aggregate value of such securities is 6.3% of total market value of investments and they have been fair valued under procedures established by the Fund’s Board of Directors.

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2013 (unaudited)

ASSETS

Investments at fair value (identified cost of $8,944,901)	$9,274,822
Cash and cash equivalents	29,500
Receivable for capital stock sold	6,830
Dividends receivable	62,379
Prepaid expenses	53,296

TOTAL ASSETS	9,426,827

LIABILITIES

Payable for capital stock redeemed	4,131
Accrued investment management fees	79,181
Accrued 12b-1 fees	963
Accrued custodian and accounting fees	4,414
Accrued closing costs	78,159

TOTAL LIABILITIES	166,848

NET ASSETS	$9,259,979

Net Assets Consist of :

Paid-in-capital applicable to 649,245 $0.01 par value shares of common stock outstanding; 50,000,000 shares authorized	$35,949,514
Accumulated net investment income (loss)	(150,539)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(26,867,804)
Net unrealized appreciation (depreciation) of investments and foreign currency	328,808

Net Assets	$9,259,979

NET ASSET VALUE PER SHARE
Investor Class ($8,423,170 / 588,246 shares outstanding; 20,000,000 authorized)	$14.32

MAXIMUM OFFERING PRICE PER SHARE ($14.32 X 100/94.25)	$15.19

Class C ($469,632 / 36,930 shares outstanding; 15,000,000 authorized)	$12.72

Class I ($367,177 / 24,069 shares outstanding; 15,000,000 authorized)	$15.26

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF OPERATIONS
February 28, 2013 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $1,577)	$10,417
Interest from affiliated issuers	1,077

Total investment income	11,494

EXPENSES
Investment management fees (Note 2)	81,863
Rule 12b-1and servicing fees (Note 2)
Investor Class	11,776
Class C	2,661
Recordkeeping and administrative services (Note 2)	21,313
Accounting fees	5,650
Custody fees	10,789
Transfer agent fees (Note 2)	14,878
Professional fees	22,971
Filing and registration fees (Note 2)	12,176
Directors fees	1,500
Compliance fees	4,325
Shareholder services and reports (Note 2)	6,327
Other	10,917

Total expenses	207,146
Management fee waivers (Note 2)	(73,985)

Net Expenses	133,161

Net investment income (loss)	(121,667)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES AND RELATED TRANSACTIONS

Net realized gain (loss) on investments	124,920
Net realized gain (loss) on foreign currency transactions	(28,872)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	314,732

Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	410,780

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$289,113

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended
	February 28, 2013	Year ended
	(unaudited)	August 31, 2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(121,667)	$(134,893)
Net realized gain (loss) on investments and foreign
currency transactions	96,048	(6,072,063)
Net increase (decrease) in unrealized appreciation
(depreciation) of investments and foreign currencies	314,732	(2,281,939)

Increase (decrease) in net assets from operations	289,113	(8,488,895)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	191,710	1,085,792
Class C	6,340	50,200
Class I	1,910	422,207
Shares redeemed
Investor Class	(2,912,183)	(7,021,824)
Class C	(208,129)	(315,927)
Class I	(271,981)	(10,675,182)

Increase (decrease) in net assets from capital stock transactions	(3,192,333)	(16,454,734)

NET ASSETS
Increase (decrease) during period	(2,903,220)	(24,943,629)
Beginning of period	12,163,199	37,106,828

End of period (including accumulated net investment income
(loss) of $ (150,539) and $ - , respectively)	$9,259,979	$12,163,199

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares (2)

	Six Months ended		Years ended August 31,

	February 28, 2013
	(unaudited)		2012		2011	2010	2009	2008

Net asset value, beginning of period	$13.90		$20.92		$19.22	$15.29	$47.18	$57.62

Investment activities
Net investment income (loss)(1)	(0.16)		(0.12)		(0.20)	(0.23)	(0.05)	(0.58)
Net realized and unrealized gain (loss) on
investments and foreign currency
transactions	0.58		(6.90)		1.90	4.31	(25.55)	(0.51)

Total from investment activities	0.42		(7.02)		1.70	4.08	(25.60)	(1.09)

Distributions
Net realized gain	-		-		-	(0.15)	(6.29)	(9.36)

Total distributions	-		-		-	(0.15)	(6.29)	(9.36)

Paid in capital from redemption fees	-		-		-	-	-	0.01

Net asset value, end of period	$14.32		$13.90		$20.92	$19.22	$15.29	$47.18

Total Return	3.02%	**	(33.56%)		8.84%	26.66%	(45.56%)	(4.86%)
Ratios/Supplemental Data

Ratio to average net assets(A)
Expenses	2.51%	*	3.18%	(C)	2.75%	2.75%	2.75%	2.75%

Expenses, net(B)	2.51%	*	3.18%	(C)	2.75%	2.75%	2.75%	2.75%
Net investment income (loss)	(2.29%)	*	(0.68%)		(0.85%)	(1.20%)	(0.33%)	(0.98%)
Portfolio turnover rate	187.41%	**	37.69%		54.05%	93.41%	53.64%	47.77%
Net assets, end of period (000’s)	$8,423		$10,885		$23,624	$29,868	$29,270	$78,375

* Annualized

** Not annualized

(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 1.41% for the six months ended February 28, 2013, 0.95% for the year ended August 31, 2012, 0.27% for the year ended August 31, 2011, 0.46% for the year ended August 31, 2010; 0.55% for the year ended August 31, 2009 and 0.11% for the year ended August 31, 2008.

(B) Expense ratio - net reflects the effect of the management fee waivers and expense reimbursements.

(C) Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(1) Per share amounts calculated using the average number of shares outstanding.

(2) Effective January 2, 2013, Class A shares were re-designated Investor shares.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares

	Six Months ended		Years ended August 31,

	February 28, 2013
	(unaudited)		2012		2011	2010	2009	2008

Net asset value, beginning of period	$12.39		$18.78		$17.38	$13.93	$45.07	$55.88

Investment activities
Net investment income (loss)(1)	(0.19)		(0.22)		(0.33)	(0.34)	(0.16)	(0.98)
Net realized and unrealized gain (loss) on
investments and foreign currency
transactions	0.52		(6.17)		1.73	3.94	(24.69)	(0.47)

Total from investment activities	0.33		(6.39)		1.40	3.60	(24.85)	(1.45)

Distributions
Net realized gain	-		-		-	(0.15)	(6.29)	(9.36)

Total distributions	-		-		-	(0.15)	(6.29)	(9.36)

Net asset value, end of period	$12.72		$12.39		$18.78	$17.38	$13.93	$45.07

Total Return	2.66%	**	(34.03%)		8.06%	25.82%	(46.07%)	(5.75%)
Ratios/Supplemental Data

Ratio to average net assets(A)
Expenses	3.26%	*	3.94%	(C)	3.50%	3.50%	3.50%	3.50%
Expenses, net(B)	3.26%	*	3.94%	(C)	3.50%	3.50%	3.50%	3.50%
Net investment income (loss)	(3.04%)	*	(1.43%)		(1.60%)	(1.95%)	(1.11%)	(1.73%)

Portfolio turnover rate	187.41%	**	37.69%		54.05%	93.41%	53.64%	47.77%
Net assets, end of period (000’s)	$470		$659		$1,345	$1,624	$1,531	$4,164

* Annualized

** Not annualized

(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 1.41% for the six months ended February 28, 2013, 0.95% for the year ended August 31, 2012, 0.27% for the year ended August 31, 2011, 0.46% for the year ended August 31, 2010; 0.55% for the year ended August 31, 2009 and 0.11% for the year ended August 31, 2008.

(B) Expense ratio - net reflects the effect of the management fee waivers and expense reimbursements.

(C) Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(1) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class I Shares

	Six Months ended		Years ended August 31,

	February 28, 2013
	(unaudited)		2012		2011	2010	2009	2008

Net asset value, beginning of period	$14.79		$22.30		$20.44	$16.25	$48.85	$59.03

Investment activities
Net investment income (loss)(1)	(0.15)		(0.08)		(0.15)	(0.20)	0.05	(0.44)
Net realized and unrealized gain (loss) on
investments and foreign currency
transactions	0.62		(7.43)		2.01	4.54	(26.36)	(0.38)

Total from investment activities	0.47		(7.51)		1.86	4.34	(26.31)	(0.82)

Distributions
Net realized gain	-		-		-	(0.15)	(6.29)	(9.36)

Total distributions	-		-		-	(0.15)	(6.29)	(9.36)

Net asset value, end of period	$15.26		$14.79		$22.30	$20.44	$16.25	$48.85

Total Return	3.18%	**	(33.68%)		9.10%	26.69%	(45.46%)	(4.21%)
Ratios/Supplemental Data

Ratio to average net assets(A)
Expenses	2.26%	*	2.93%	(C)	2.50%	2.50%	2.50%	2.50%
Expenses, net(B)	2.26%	*	2.93%	(C)	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(2.04%)	*	(0.43%)		(0.60%)	(0.95%)	0.35%	(0.73%)
Portfolio turnover rate	187.41%	**	37.69%		54.05%	93.41%	53.64%	47.77%
Net assets, end of period (000’s)	$367		$620		$12,138	$17,274	$18,288	$20,469

** Not annualized

(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 1.41% for the six months ended February 28, 2013, 0.95% for the year ended August 31, 2012, 0.27% for the year ended August 31, 2011, 0.46% for the year ended August 31, 2010; 0.55% for the year ended August 31, 2009 and 0.11% for the year ended August 31, 2008.

(B) Expense ratio - net reflects the effect of the management fee waivers and expense reimbursements.

(C) Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(1) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2013 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador International Fund (the “Fund”), formerly the Third Millennium Russia Fund, is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The investment objective of the Fund is to seek to achieve capital appreciation.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$8,694,827	$-	$310,986	$9,005,813

Preferred Stocks	-	-	269,009	269,009

	$8,694,827	$-	$579,995	$9,274,822

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

During the six months ended February 28, 2013, there were no transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities

Balance at 08/31/12	$579,995
Total realized gain (loss)	-
Change in unrealized
appreciation/depreciation	-
Cost of purchases	-
Proceeds from sales	-
Transfer into Level 3	-
Transfer out of Level 3	-

Balance at 2/28/13	$579,995

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2009-2011) or expected to be taken in the Fund’s 2012 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended February 28, 2013, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers three classes of shares. Investor Class and Institutional Class shares include a maximum deferred sales charge of 1% on the proceeds of shares redeemed within 90 days of purchase. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of 1.15% of average daily net assets of the Fund. TRT has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.00% for the Investor Class; 2.75% for Class C and 1.75% for the Institutional Class, of average daily net assets, respectively, through January 31, 2014. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the six months ended February 28, 2013, the Advisor earned fees of $81,863 and waived $73,985.

FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. Underwriting commissions and fees received by

FDCC in connection with the distribution of the Fund’s shares for the February 28, 2013 were $492. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended February 28, 2013, the DSC for Fund shares redeemed was $402.

The Fund’s Investor Class and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. For the Investor Class shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Investor Class’s average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2013, $11,776 was incurred in Investor Class distribution fees and $2,661 was incurred in Class C distribution and shareholder servicing fees.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% of average daily net assets. CSS earned $21,313 for its services for the six months ended February 28, 2013. Additionally, the Fund compensates CSS for blue-sky servicing on an hourly rate basis. Of the $12,176 of filing and registration fees expense incurred, CSS received $4,763 for these services.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned $14,878 for its services for the six months ended February 28, 2013.

Certain officers and/or an interested director of the Fund are also officers, principals and/or director of CSS, FDCC and CFSI.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2013, were $16,532,703 and $8,270,465, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

There were no distributions paid during the six months ended February 28, 2013 or the year ended August 31, 2012.

As of February 28, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income (loss)	$(150,539)
Other accumulated gain (loss)	(26,867,804)
Unrealized appreciation (depreciation) of investments and foreign currency transactions	328,808

$(26,689,535)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of February 28, 2013, the Fund has a capital loss carryforward of $26,867,804 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $20,909,749 of this carryforward will expire in 2018 and $5,958,055 may be carried forward indefinitely. The total carryforward is considered short-term.

As of February 28, 2013, cost for Federal Income tax purpose is $8,944,901 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$657,107
Gross unrealized depreciation	(327,186)

Net unrealized appreciation (depreciation)	$329,921

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class A Shares		Class C Shares		Class I Shares
	Six months ended		Six months ended		Six months ended
	February 28, 2013		February 28, 2013		February 28, 2013
	(unaudited)		(unaudited)		(unaudited)
	Shares	Value	Shares	Value	Shares	Value
Shares sold	13,648	$191,710	501	$6,340	128	$1,910
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(208,290)	(2,912,183)	(16,707)	(208,129)	(17,977)	(271,981)

Net increase (decrease)	(194,642)	$(2,720,473)	(16,206)	$(201,789)	(17,849)	$(270,071)

	Class A Shares		Class C Shares		Class I Shares
	Year ended		Year ended		Year ended
	August 31, 2012		August 31, 2012		August 31, 2012
	Shares	Value	Shares	Value	Shares	Value
Shares sold	61,386	$1,085,792	3,048	$50,200	23,365	$422,207
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(407,606)	(7,021,824)	(21,527)	(315,927)	(525,679)	(10,675,182)

Net increase (decrease)	(346,220)	$(5,936,032)	(18,479)	$(265,727)	(502,314)	$(10,252,975)

NOTE 6 – INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of February 28, 2013, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Cost	Balance of Shares Held 8/31/12	Gross Purchases And Additions	Gross Sales and Reductions	Balance Of Shares Held 2/28/13	Value 2/28/13	Income From Investments In Restricted Securities Included in Total Income
DataArt Enterprises, Inc., Common	02/19/08	$336,338	34,554	$-	$-	34,554	$310,986	$-
DataArt Enterprises, Inc., Preferred	02/19/08	$198,552	18,728	$-	$-	18,728	$269,009	$-

NOTE 7 – RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of it financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the fund’s financial statements.

NOTE 8 – SPECIAL MEETING OF SHAREHOLDERS

On August 2, 2012, the Board of Directors of the World Funds, Inc. (the ”Board”) approved Toreador Research & Trading, LLC (“TRT”) to act as investment advisor to the Fund, subject to shareholder approval. At a special meeting of shareholders of the Fund held on December 27, 2012, shareholders approved TRT to act as investment advisor to the Fund based on the following results:

Total Outstanding Shares:	785,227
Total Shares Voted:	401,411
Voted For:	332,786
Voted Against:	35,645
Abstained:	32,980

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

TOREADOR INTERNATIONAL FUND
SUPPLEMENTAL INFORMATION

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Directors of the Company (the “Board”) held on August 2, 2012 (the “Meeting”), the Board, including the directors of the Company who are not “Interested Persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), approved an investment advisory agreement (“Advisory Agreement”) between the Company, on behalf of the Fund, and Toreador Research and Trading, LLC (the “Advisor”), for its initial term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information for the Advisor, including written materials provided by the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

Nature, Extent and Quality of the Services Provided by the Advisor.

In considering the nature, extent, and quality of the services provided by the Advisor, the Directors reviewed the responsibilities of the Advisor under the proposed Advisory Agreement. The Directors reviewed the services to be provided by the Advisor to the Fund including, without limitation: its process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; and its efforts to promote the Fund and grow its assets. The Board considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance program, policies, and procedures. The Directors considered the Expense Limitation Agreement proposed for the Fund and the Advisor’s continued commitment to such Agreement for the duration of the Fund. After reviewing the foregoing information and further information in the written materials provided by the Advisor (including the Advisor’s compliance program and Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for each of the Funds.

Investment Performance of the Series and the Advisor.

The Board noted that while the Advisor did not have a performance record yet with the Third Millennium Russia Fund, the Board could consider the general investment performance of the Advisor. In considering the investment performance of the Advisor, the Board considered information in the form of research papers which disclosed the principles behind the research done by Applied Finance Group, LLC (“AFG”) which is the controlling member entity of Toreador. The Board also considered the performance record of Toreador’s Large Cap Fund compared to its benchmark, the Russell 1000 Index. The Board reviewed data provided in the Board materials that showed during the first four and a half years the Large Cap Fund consistently equaled or out-performed the benchmark. The Board also noted that Toreador had indicated during its presentation on August 2, 2012 that overweighting in the financial sector had contributed to its underperformance in the most recent six months. After reviewing and discussing the Advisor’s experience managing a mutual fund, its research and methodology as presented in the materials provided and as discussed with representatives from the Advisor, and other relevant factors, the Board concluded, in light of the foregoing factors, that the investment performance of the Advisor was acceptable.

Costs of the Services to be provided and profits to be realized by the Advisor.

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Directors considered: (1) the Advisor’s financial condition and the level of commitment to the Fund and the Advisor by the principals of the Advisor, including the relationship of the research group AFG to the Advisor and its related financial stability and commitment to the

Advisor’s operations; (2) the current and projected asset levels of the Fund; and (3) the overall expenses of the Fund. The Directors also considered potential benefits for the Advisor in managing the Fund. The Directors reflected on their discussions with representatives of the Advisor regarding stability and financial flexibility. The Board compared the expected fees and expenses of the Fund (including the management fee) to other comparable mutual funds in terms of the type of fund, the style of investment management, the anticipated size of the Fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the proposed contractual Expense Limitation Agreement, and the management fees were generally comparable to those of similar mutual funds. The Board focused in depth on the Expense Limitation Agreement and the ability of the Advisor to meet such commitment. The Board confirmed that the Advisor’s commitment to its Expense Limitation Agreement was backed by AFG as well as Toreador’s resources. A discussion of the financial statements provided included the analysis by the Board of the cash flow of both companies. The Board acknowledged in its discussions that LLCs do not have a financial incentive to retain equity in the LLC structure since its member entities owe taxes on all income, not just that which is distributed. The conclusion was that the payment of salaries to member entities could be curtailed if additional cash flow was needed to meet Expense Limitation Agreement requirements. It was determined that sufficient financial resources were in place to satisfy the demands that an expense agreement could place on Toreador. Based on the foregoing, and on information obtained during the August 2, 2012 meeting, the Board concluded that the fees to be paid to the Advisor by the Fund and the profits to be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

Economies of Scale.

The Board considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Directors considered that while the management fee remained the same at all asset levels, the Fund’s shareholders would experience benefits from the Fund’s expense limitation arrangement. In addition, the Directors noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor. In light of its ongoing consideration of the Fund’s asset and expense levels, expectations for growth in the Fund, and advisory fee levels, the Board determined that the Fund’s fee arrangement, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

Other considerations

The Board also determined that the Advisor had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor’s expense limitation and fee waiver arrangement with the Fund.

After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained the terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Directors, approved the Advisory Agreement for an initial term of two years.

TOREADOR INTERNATIONAL FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2012 and held for the six months ended February 28, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 through February 28, 2013
Actual	$1,000.00	$ 1,030.22	$12.63
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.52

CLASS C	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 through February 28, 2013
Actual	$1,000.00	$ 1,026.63	$16.38
Hypothetical (5% return before expenses)	$1,000.00	$1,008.70	$16.24

CLASS I	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 through February 28, 2013
Actual	$1,000.00	$ 1,031.78	$11.39
Hypothetical (5% return before expenses)	$1,000.00	$1,013.70	$11.28

* - Expenses are equal to the Fund’s annualized expense ratio of 2.51% for Class A; 3.26% for Class C and 2.26% for Class I, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

Toreador Research and Trading LLC
7493 N. Ingram Avenue, Suite 104
Fresno, California 93711

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For more information, wire purchase or redemptions, call or write to Toreador International Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525, or visit us on the web at www.theworldfunds.com

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR

270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The World Funds, Inc.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: May 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: May 9, 2013

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: May 9, 2013

* Print the name and title of each signing officer under his or her signature